SHARE CAPITAL AND SHARE PREMIUM - Summary of Shares (Details) - USD ($) $ / shares in Units, $ in Thousands	Mar. 31, 2024	Dec. 31, 2023
Issued and fully paid:
364,566,989 and (2023: 363,822,069) ordinary shares of $0.0001 each	$ 36	$ 36
Ordinary Shares
Authorized:
Ordinary shares authorized (in shares)	2,000,000,000	2,000,000,000
Authorized, price per share (in dollars per share)	$ 0.0001	$ 0.0001
2,000,000,000 ordinary shares of $0.0001 each	$ 200	$ 200
Issued and fully paid:
Ordinary shares issued and fully paid (in shares)	364,566,989	363,822,069
Price per share (in dollars per share)	$ 0.0001	$ 0.0001
364,566,989 and (2023: 363,822,069) ordinary shares of $0.0001 each	$ 36	$ 36